MAJOR CUSTOMER (Tables)	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Schedule of Revenues by Major Customer
	Six months ended June 30,
	2023	2022

Customer A	29%	35%
Customer B	14%	Less than 10%